Trading Assets	6 Months Ended
Jun. 30, 2018
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Trading Assets

8. TRADING ASSETS

	30 June 2018 £m	31 December 2017 £m
Securities purchased under resale agreements	3,740	8,870
Debt securities	–	5,156
Equity securities	8,264	9,662
Cash collateral associated with trading balances	7,082	6,156
Short-term loans	72	711
	19,158	30,555

Balances at 30 June 2018 exclude assets relating to our ring-fencing plans that have either transferred outside the Santander UK group, or whose transfer is considered highly probable at the balance sheet date and have therefore been reclassified as held for sale. For more details see Note 26 and Note 27.